Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,384,000
Previously Paid Amount	0.00
Total Fee Amount	2,262.63
Total Offset Amount	0.00
Net Fee	2,262.63
Narrative - Max Aggregate Offering Price	$ 16,384,000
Final Prospectus	true